PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, and Equipment, net	Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the related lease term.

Estimated Useful Life
Computer equipment	3 years
Purchased software	3 years
Furniture and fixtures	3	-	7 years
Leasehold improvements	Lesser of 10 years or remaining lease term
Property and equipment, net consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$9,361	$8,328
Leasehold improvements	6,310	6,365
Furniture and fixtures	2,125	2,266
Construction in progress	721	90
Total property and equipment	18,517	17,049
Less: accumulated depreciation	(13,228)	(10,848)
Total property and equipment, net	$5,289	$6,201

Property and Equipment, net by Region
Property and equipment, net by region consists of the following:

	December 31, 2021	December 31, 2020
United States	$1,672	$2,098
EMEA(1)	2,813	3,436
All other regions and countries	804	667
Total property and equipment, net	$5,289	$6,201

(1)Europe, Middle East, and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.